Financial Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Number of years for interest rate swap agreements	5 years
Combined average interest rate for base interest and premium rate	5.37%
Accumulated other comprehensive loss - interest rate swaps	$ 10	$ 44
Accumulated other comprehensive loss to consolidated statement of operations	10
Interest rates change	0.0025
25 basis point sensitivity to increase in discount rate for year 2013	6
25 basis point sensitivity to increase in discount rate for year 2014	7
25 basis point sensitivity to increase in discount rate for year 2015	2
Discussion of price risk derivative risk management policy in future	15 months
Maturing period commodity price hedge contracts outstanding	1 year
Accumulated other comprehensive loss - commodity price hedges	1	15
Notional values of foreign currency designated as hedging instruments for accounting purposes	149
Accumulated other comprehensive loss - foreign currency hedges		3
Maturing period of foreign currency hedge contracts outstanding	1 year
Unrealized losses, recorded in Other expense, net	10
Direct sales percentage, concentration risk	More than 6%
Maximum [Member]
Derivative [Line Items]
Accumulated other comprehensive loss - foreign currency hedges	1
Accounts Receivable [Member]
Derivative [Line Items]
Concentration risk	19.00%
Five-Year Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Total notional value of five-year interest rate swap agreements	1,190
Commodity Contracts [Member]
Derivative [Line Items]
Notional amount of commodity price hedge contracts	45	117
Foreign Currency Contracts [Member]
Derivative [Line Items]
Notional values of foreign currency hedge contracts outstanding	160	27
Foreign Currency Contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional values of foreign currency designated as hedging instruments for accounting purposes	$ 11	$ 27